Registration No. 333-147847

File No. 811-22152

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. _7__	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 9	☒

OPPENHEIMER TRANSITION 2025 FUND
___________________________________________________________________

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
___________________________________________________________________

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200
_____________________________________________________________________

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
___________________________________________________________________

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒       Immediately upon filing pursuant to paragraph (b)

☐       On _____________ pursuant to paragraph (b)

☐       60 days after filing pursuant to paragraph (a)(1)

☐       On _______________ pursuant to paragraph (a)(1)

☐       75 days after filing pursuant to paragraph (a)(2)

☐       On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of July, 2012.

Oppenheimer Transition 2025 Fund

By: William F. Glavin, Jr.*
William F. Glavin, Jr., President, Trustee and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble *	Chairman of the
Brian F. Wruble	Board of Trustees	July 12, 2012

William F. Glavin, Jr.*	President, Trustee and Principal
William F. Glavin, Jr.	Executive Officer	July 12, 2012

Brian W. Wixted*	Treasurer, Principal	July 12, 2012
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	July 12, 2012
David K. Downes

Matthew P. Fink*	Trustee	July 12, 2012
Matthew P. Fink

Phillip A. Griffiths*	Trustee	July 12, 2012
Phillip A. Griffiths

Mary F. Miller*	Trustee	July 12, 2012
Mary F. Miller

Joel W. Motley*	Trustee	July 12, 2012
Joel W. Motley

Mary Ann Tynan, *	Trustee	July 12, 2012
Mary Ann Tynan

Joseph M. Wikler*	Trustee	July 12, 2012
Joseph M. Wikler

Peter I. Wold*	Trustee	July 12, 2012
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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